Software Development Costs, net - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Software Development Costs
Impairment of software development costs	$ 0	$ 0
Remaining amortization period	2 years 4 months 24 days
Capitalized computer software amortization expense	$ 1,000,000.0	900,000
Discontinued Operations
Software Development Costs
Capitalized computer software amortization expense	$ 600,000	$ 400,000